Ordinary Shares	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
ORDINARY SHARES

6. ORDINARY SHARES

On September 4, 2020, our Annual Meeting of Shareholders passed the resolution to the Amendment of the Memorandum of Association to increase authorized common shares from 50,000,000 to 150,000,000. In January 2021, the increase in authorized ordinary shares was made effective on the Company’s filings with the Registrar of Companies of the Cayman Islands. As of December 31, 2020, 2019 and 2018 there were 48,043,788, 15,399,185 and 14,899,185 ordinary shares, respectively, issued and outstanding.

On May 27, 2019, the Company issued 500,000 restricted shares to its service providers as compensation for consulting services. The fair value of the services provided was in in the total amount of $1,760,000, at a per share price at the market price of the grant date.

On May 8, 2020, the Company issued 300,000 restricted shares to service providers as compensation for consulting services. The fair value of the services provided was in in the total amount of $456,000, at a per share price at the market price of the grant date.

On May 8, 2020, the Company completed the sale of 6,500,000 restricted ordinary shares at $0.40 per share for gross proceeds of $2,600,000. On July 6, 2020, the Company completed the sale of 21,500,000 restricted ordinary shares at $0.80 per share for gross proceeds of $17,200,000. The proceeds from both private placements were used mainly to purchase miners.

On November 9, 2020, the Company entered into certain asset purchase agreements (the “APA”) with certain “Non-U.S. Persons” (the “Sellers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) in connection with a private placement (the “Offering”). Pursuant to the APA, the Company agreed to issue to an aggregate of 4,344,603 ordinary shares, par value $0.01 per share, at a per share price of $3.20, or total consideration from such offering of $13,902,742, to acquire $13,902,742 worth of bitcoin miners with total hash rate of 1,003.5 Ph/s. The Company closed the acquisition on December 3, 2020.